NZF
Nuveen Municipal Credit Income Fund
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 155.5% (98.4% of Total Investments)
	Alabama – 0.9% (0.6% of Total Investments)
$8,585	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	$9,226,214
3,720	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds, Daughters of Charity National Health System - Providence Hospital and St. Vincent's Hospital, Series 1995, 5.000%, 11/01/25 (ETM)	3/22 at 100.00	N/R (4)	4,015,963
5,835	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A2	7,817,091
18,140	Total Alabama			21,059,268
	Alaska – 0.3% (0.2% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,000	5.000%, 1/01/31 (AMT)	7/25 at 100.00	Baa2	1,071,690
2,950	5.000%, 1/01/33 (AMT)	7/25 at 100.00	Baa2	3,158,713
2,900	5.000%, 1/01/34 (AMT)	7/25 at 100.00	Baa2	3,102,652
6,850	Total Alaska			7,333,055
	Arizona – 1.7% (1.1% of Total Investments)
1,300	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	1,303,783
2,820	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39	12/24 at 100.00	A2	3,095,401
10,450	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A, 5.000%, 7/01/30	7/22 at 100.00	A	10,608,944
2,131	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (5)	7/27 at 100.00	N/R	1,640,888
3,185	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A	7/25 at 100.00	N/R	3,336,319
1,750	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42	9/28 at 100.00	A2	2,089,290
	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012:
400	5.000%, 7/01/27 (AMT)	7/22 at 100.00	A1	407,040
950	5.000%, 7/01/32 (AMT)	7/22 at 100.00	A1	966,521
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
1,790	5.375%, 7/01/46	7/26 at 100.00	BB-	1,908,892
2,140	5.500%, 7/01/51	7/26 at 100.00	BB-	2,276,832

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$595	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	$624,447
2,060	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	2,335,937
7,235	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	9,553,962
36,806	Total Arizona			40,148,256
	California – 26.7% (16.9% of Total Investments)
2,000	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2000B, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA-	1,972,480
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	3,747,279
535	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/41	3/26 at 100.00	Ba3	578,817
1,900	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/38	11/25 at 100.00	N/R	2,093,477
	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A	3,188,682
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	A	4,746,092
1,515	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A	8/29 at 100.00	N/R	1,555,950
1,295	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/36	2/22 at 100.00	N/R	1,295,466
31,280	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health System, Series 2021A, 4.000%, 8/15/48	8/31 at 100.00	N/R	35,467,141
	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A:
3,840	5.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	4,065,101
710	5.000%, 7/01/37 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	751,620
825	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 5.375%, 7/01/45, 144A	7/25 at 100.00	BB+	888,385
39,865	California Municipal Finance Authority, Revenue Bonds, Community Health System, Series 2021A, 4.000%, 2/01/51	2/32 at 100.00	N/R	44,626,476
1,795	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	Baa3	2,101,873
2,000	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016, 5.000%, 6/01/51, 144A	6/26 at 100.00	N/R	2,124,440
2,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/38	3/23 at 100.00	A+	2,084,360
10,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	11,068,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$2,250	5.000%, 12/01/41, 144A	6/26 at 100.00	BB-	$2,539,733
17,155	5.000%, 12/01/46, 144A	6/26 at 100.00	BB-	19,325,622
7,335	5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	8,321,851
27,545	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	32,493,735
88	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (5), (6)	1/22 at 100.00	N/R	55,913
59	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (5), (6)	1/22 at 100.00	N/R	37,741
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 98-2, Series 2005, 0.000%, 9/01/31 – FGIC Insured	No Opt. Call	Baa2	7,787,398
	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election 2012 Series 2013B:
1,135	5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	AA (4)	1,205,847
1,865	5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	1,979,977
4,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/22 – NPFG Insured	No Opt. Call	AA+	3,991,280
3,795	Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2006C, 0.000%, 2/01/37 – FGIC Insured	No Opt. Call	A+	2,614,489
470	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 1989, 7.750%, 5/01/22 (AMT) (ETM)	No Opt. Call	AA+ (4)	478,155
6,050	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46, 144A	10/31 at 100.00	N/R	5,705,271
6,215	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	6,203,129
	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1:
2,330	3.000%, 7/01/43, 144A	7/32 at 100.00	N/R	2,039,752
10,145	3.125%, 7/01/56, 144A	7/32 at 100.00	N/R	8,361,610
6,005	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-1, 3.000%, 6/01/47, 144A	6/31 at 100.00	N/R	5,192,403
21,855	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-2, 3.125%, 6/01/57, 144A	6/31 at 100.00	N/R	17,548,254
15,120	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1, 3.000%, 12/01/49	6/32 at 100.00	N/R	12,265,344
1,320	Davis, California, Special Tax Bonds, Community Facilities District 2015-1 Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,449,479
5,000	Escondido Union School District, San Diego County, California, General Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47	8/27 at 100.00	Aa2	5,503,850

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	AA-	$2,212,766
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG Insured	No Opt. Call	AA-	3,053,602
3,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB	2,762,274
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
3,000	0.000%, 1/15/26 (7)	No Opt. Call	Baa2	3,140,040
1,560	5.750%, 1/15/46 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	1,702,225
3,560	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	3,899,553
4,505	Foothill-De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series A, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	AAA	3,846,459
5,855	Fremont Union High School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2017A, 4.000%, 8/01/46	8/27 at 100.00	AAA	6,522,353
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A+	1,795,005
8,495	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	A+ (4)	9,558,234
3,170	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured (ETM)	No Opt. Call	Aa3 (4)	2,986,425
8,550	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	8,686,116
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	507,545
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds, Series 2006B, 0.000%, 9/01/27	No Opt. Call	AAA	2,937,958
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured	No Opt. Call	Aa2	4,063,150
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA-	1,977,050
14,565	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT)	5/28 at 100.00	A+	17,114,749
12,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2021D, 4.000%, 5/15/51 (AMT)	11/31 at 100.00	A+	13,297,080
9,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2022A, 4.000%, 5/15/49 (AMT)	5/32 at 100.00	N/R	10,038,960
2,000	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2011, 5.875%, 8/01/31 (Pre-refunded 8/01/24)	8/24 at 100.00	AA (4)	2,238,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,000	Mendocino-Lake Community College District, Mendocino and Lake Counties, California, General Obligation Bonds, Election 2006, Series 2011B, 5.600%, 8/01/31 – AGM Insured	8/26 at 100.00	A1	$1,178,850
10,000	Milpitas Municipal Financing Authority, California, Wastewater Revenue Bonds, Series 2019, 4.000%, 11/01/49	11/29 at 100.00	AA+	11,354,500
2,335	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A, 5.000%, 10/01/42, 144A	10/28 at 100.00	BBB-	2,698,956
	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A:
1,030	0.000%, 8/01/28 (7)	2/28 at 100.00	AA	1,181,462
2,320	0.000%, 8/01/43 (7)	8/35 at 100.00	AA	2,539,611
5,420	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	8,183,983
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C:
2,700	7.000%, 11/01/34	No Opt. Call	BBB+	3,924,801
2,200	6.500%, 11/01/39	No Opt. Call	BBB+	3,321,912
	North Orange County Community College District, California, General Obligation Bonds, Election of 2002 Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA+	7,360,239
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA+	3,896,972
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/25 – FGIC Insured	No Opt. Call	A+	10,336,070
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	BBB-	5,750,760
12,210	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%, 8/01/40	8/30 at 100.00	BBB-	16,338,567
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 7.000%, 8/01/38 – AGC Insured	8/29 at 100.00	BBB-	6,784,150
1,750	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/23 – AGM Insured	No Opt. Call	Aa3	1,722,770
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1989A, 7.600%, 1/01/23 (AMT) (ETM)	No Opt. Call	AA+ (4)	9,863,560
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2003, 0.000%, 7/01/27 – AGM Insured	No Opt. Call	A2	2,889,504
205	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	BBB+ (4)	218,134
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured	No Opt. Call	BBB+	2,609,426
165	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	181,125
50,510	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48 (AMT)	5/28 at 100.00	A	59,011,338

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A:
$1,000	5.000%, 5/01/44 (AMT)	5/29 at 100.00	A	$1,185,120
22,975	5.000%, 5/01/49 (AMT)	5/29 at 100.00	A	27,065,929
2,700	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB-	2,956,851
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
6,630	5.000%, 1/15/44 (Pre-refunded 1/15/25)	1/25 at 100.00	BBB (4)	7,386,549
3,160	5.000%, 1/15/50 (Pre-refunded 1/15/25)	1/25 at 100.00	BBB (4)	3,520,588
7,205	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	7,060,035
9,750	San Luis Obispo County Communtiy College District, California, General Obligation Bonds, Election of 2014 Series 2018B, 4.000%, 8/01/43	8/28 at 100.00	AA-	11,125,725
5,760	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/45	8/25 at 34.92	A3	1,854,662
5,520	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series 2018, 4.000%, 8/01/42	2/28 at 100.00	AA	6,185,326
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
7,500	0.000%, 6/01/36	3/22 at 45.38	N/R	3,388,950
37,555	0.000%, 6/01/47	3/22 at 24.20	N/R	9,048,502
1,820	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/42	8/27 at 100.00	AA-	2,037,563
1,800	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	AA-	1,642,536
4,005	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B, 7.300%, 8/01/36 – AGM Insured (7)	8/31 at 100.00	AA	4,430,451
621,612	Total California			620,032,593
	Colorado – 5.3% (3.4% of Total Investments)
1,500	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35 – BAM Insured	12/25 at 100.00	A1	1,694,730
1,206	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A, 5.500%, 12/01/36	3/22 at 103.00	N/R	1,244,471
	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
775	6.000%, 12/01/37	12/22 at 103.00	N/R	806,721
2,320	6.125%, 12/01/47	12/22 at 103.00	N/R	2,414,749
685	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	712,975

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
$770	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	$803,472
2,210	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	2,301,030
625	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 6.000%, 12/01/38	12/23 at 100.00	BBB-	662,194
938	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	991,429
9,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	9,720,816
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36	12/23 at 100.00	A+	2,132,820
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
4,000	5.000%, 8/01/37	8/29 at 100.00	BBB+	4,785,440
8,335	5.000%, 8/01/38	8/29 at 100.00	BBB+	9,942,571
6,500	5.000%, 8/01/39	8/29 at 100.00	BBB+	7,733,830
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 4.000%, 12/01/42	12/22 at 100.00	A+	2,040,820
585	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	621,843
3,655	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (4)	4,116,298
2,105	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	2,240,920
2,250	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2013B-1, 5.000%, 11/15/38	11/23 at 100.00	Aa2	2,395,575
2,200	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32 (Pre-refunded 11/15/22)	11/22 at 100.00	A+ (4)	2,276,076
3,870	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	4,099,839
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A:
385	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	413,486
1,280	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,375,142
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A, 0.000%, 9/01/41	No Opt. Call	A	5,758,600
8,845	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	A	8,180,741
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,550	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	6,453,816
11,100	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	8,941,716
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	7,827,200

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
$475	5.500%, 12/01/30 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	$494,190
180	5.250%, 12/01/34 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	186,899
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,125	5.750%, 12/01/30	12/24 at 100.00	N/R	1,167,649
1,000	6.000%, 12/01/38	12/24 at 100.00	N/R	1,020,190
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
1,590	5.250%, 12/01/36	3/22 at 103.00	N/R	1,639,831
6,028	5.375%, 12/01/46	3/22 at 103.00	N/R	6,216,254
825	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	863,775
4,310	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	4,629,371
1,870	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	2,055,541
500	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	533,500
972	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	1,034,898
525	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	3/22 at 103.00	N/R	541,506
55	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	59,571
105	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	113,970
126,584	Total Colorado			123,246,465
	Connecticut – 0.2% (0.2% of Total Investments)
5,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA-	5,660,850
	District of Columbia – 0.6% (0.3% of Total Investments)
10,935	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	A+	12,717,842
	Florida – 8.4% (5.3% of Total Investments)
6,495	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the University of Florida Project, Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	A3	7,190,420

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
$1,005	5.000%, 9/01/43	9/23 at 100.00	BBB	$1,044,838
865	5.000%, 9/01/45	9/23 at 100.00	BBB	898,467
625	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 5.375%, 11/01/36	11/27 at 100.00	N/R	686,962
665	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36	5/26 at 100.00	N/R	702,067
1,480	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/33 – AGM Insured (AMT)	4/23 at 100.00	AA	1,542,856
4,390	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A, 5.000%, 7/01/50	7/25 at 100.00	CCC+	3,871,190
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
120	5.250%, 11/01/37	11/28 at 100.00	N/R	132,684
155	5.600%, 11/01/46	11/28 at 100.00	N/R	172,740
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
555	5.250%, 5/01/35	5/26 at 100.00	N/R	588,489
615	5.300%, 5/01/36	5/26 at 100.00	N/R	652,066
955	5.500%, 5/01/45	5/26 at 100.00	N/R	1,017,142
1,305	5.500%, 5/01/46	5/26 at 100.00	N/R	1,389,381
16,520	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A, 4.000%, 8/15/50	2/30 at 100.00	Baa2	17,819,959
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
1,115	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	1,241,497
3,385	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	3,729,221
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
1,420	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	1,505,186
1,465	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	1,554,541
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies Inc., Series 2016A:
1,000	5.000%, 7/01/36	7/26 at 100.00	N/R	1,027,830
6,785	5.125%, 7/01/46	7/26 at 100.00	N/R	6,909,233
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
900	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	1,005,228
560	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	621,925
120	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%, 9/15/40, 144A	9/27 at 100.00	N/R	131,347

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation Inc. Projects, Series 2016A:
$1,015	6.250%, 6/15/36, 144A	6/26 at 100.00	N/R	$1,157,130
2,475	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	2,797,245
10,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	10,865,500
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
19,155	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	3/22 at 102.00	N/R	19,431,407
10,000	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/22 at 103.00	N/R	10,158,200
10,000	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/22 at 103.00	N/R	10,144,500
320	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.750%, 5/01/36	5/26 at 100.00	N/R	334,998
14,505	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A, 4.000%, 10/01/44 (AMT)	10/29 at 100.00	A+	16,088,221
5,000	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	A	5,826,900
14,375	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/36	6/26 at 100.00	A-	16,262,150
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40 (AMT)	10/24 at 100.00	A	1,901,410
4,695	Hillsborough County Aviation Authority, Florida, Tampa International Airport Customer Facility Charge Revenue Bonds, Series 2015A, 5.000%, 10/01/44	10/24 at 100.00	BBB+	5,089,662
2,490	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (4)	2,564,127
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (4)	7,254,730
2,140	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.350%, 8/01/35	8/26 at 100.00	N/R	2,373,795
2,185	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2012A, 5.000%, 10/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	A2 (4)	2,201,584
2,335	Orlando, Florida, Capital Improvement Special Revenue Bonds, Series 2014B, 5.000%, 10/01/46	10/24 at 100.00	Aa2	2,542,138
13,080	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2019, 4.000%, 8/15/49	8/29 at 100.00	A1	14,404,481
85	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	88,555
1,745	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A	4/29 at 100.00	Ba1	1,949,322
545	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	579,907

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016:
$145	4.750%, 11/01/28	11/27 at 100.00	N/R	$153,730
265	5.375%, 11/01/36	11/27 at 100.00	N/R	287,631
365	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A1, 3.625%, 5/01/35	5/26 at 100.00	A	379,728
	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
100	4.350%, 5/01/26	No Opt. Call	N/R	104,194
100	4.875%, 5/01/35	5/26 at 100.00	N/R	106,708
1,350	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.125%, 7/01/34	1/24 at 100.00	A-	1,440,328
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,340,656
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	84,878
110	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (5)	3/22 at 100.00	N/R	1
295	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 6.610%, 5/01/40	3/22 at 100.00	N/R	295,876
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)	3/22 at 100.00	N/R	142,369
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (5)	3/22 at 100.00	N/R	2
300	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37	11/27 at 100.00	N/R	328,545
184,230	Total Florida			196,115,877
	Georgia – 0.7% (0.5% of Total Investments)
2,725	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40	7/25 at 100.00	A	3,064,862
1,545	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA-	1,602,381
840	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	942,959
1,070	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/43	5/29 at 100.00	A3	1,238,867
3,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%, 11/01/47, 144A	11/27 at 100.00	Ba3	3,227,400
2,750	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, First Series 1995, 2.250%, 7/01/25	6/24 at 100.00	Baa1	2,812,123
4,010	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	Baa1	4,451,100
15,940	Total Georgia			17,339,692

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 0.0% (0.0% of Total Investments)
$810	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	$861,265
	Hawaii – 0.2% (0.1% of Total Investments)
3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	3,178,950
1,175	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33	7/23 at 100.00	BB	1,238,015
4,175	Total Hawaii			4,416,965
	Idaho – 0.1% (0.1% of Total Investments)
1,175	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/37	9/26 at 100.00	BB+	1,311,065
595	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	A3	609,363
1,770	Total Idaho			1,920,428
	Illinois – 27.8% (17.6% of Total Investments)
50,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	58,343,000
8,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33	12/22 at 100.00	Ba3	8,715,135
8,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB	10,479,840
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A:
1,800	7.000%, 12/01/26	12/25 at 100.00	BB	2,155,230
51,780	7.000%, 12/01/44	12/25 at 100.00	BB	60,672,697
6,210	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB	7,705,368
450	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/26 – NPFG Insured	No Opt. Call	BB	408,740
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,715	0.000%, 12/01/26 – NPFG Insured	No Opt. Call	BB	1,557,752
1,765	0.000%, 12/01/30 – NPFG Insured	No Opt. Call	BB	1,422,466
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
2,585	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	BB	2,282,710
8,565	0.000%, 12/01/31 – NPFG Insured	No Opt. Call	BB	6,677,188
2,430	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A, 5.000%, 12/01/45	12/29 at 100.00	A+	2,917,507
15,000	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.250%, 12/01/49	12/24 at 100.00	AA	16,524,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
$25,755	0.000%, 1/01/29 – NPFG Insured	No Opt. Call	BBB-	$21,939,397
8,765	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	6,369,876
17,310	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	BBB-	11,333,549
670	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B, 5.500%, 1/01/31	1/25 at 100.00	Ba1	744,055
2,695	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	Ba1	2,871,846
13,205	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	15,506,103
2,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	Ba1	2,214,060
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E:
10,115	5.500%, 1/01/35	1/25 at 100.00	Ba1	11,217,029
5,890	5.500%, 1/01/42	1/25 at 100.00	Ba1	6,508,038
765	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB-	856,930
1,610	Chicago, Illinois, General Obligation Bonds, Series 1999, 0.000%, 1/01/30	No Opt. Call	A2	1,341,050
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
1,000	5.500%, 1/01/35	1/25 at 100.00	BBB-	1,108,350
9,800	5.500%, 1/01/39	1/25 at 100.00	BBB-	10,855,950
3,095	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Personal Property Replacement Tax Alternate Source, Series 2012C, 5.000%, 12/15/37 – AGM Insured	6/22 at 100.00	A2	3,143,499
800	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	886,192
2,675	Illinois Finance Authority, Revenue Bonds, Columbia College Chicago, Series 2015A, 5.000%, 12/01/37	12/25 at 100.00	BBB+	2,938,274
845	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	Baa2	965,007
5,015	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	5,078,741
20,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 5.000%, 7/15/42	1/28 at 100.00	Aa2	23,688,800
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A-	440,178
905	6.000%, 7/01/43	7/23 at 100.00	A-	967,155
1,050	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44	8/25 at 100.00	A3	1,166,162
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A:
300	5.000%, 10/01/46 (UB)	10/25 at 100.00	AA-	335,331
2,700	5.000%, 10/01/46 (Pre-refunded 10/01/25) (UB) (8)	10/25 at 100.00	N/R (4)	3,060,180

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, April Series 2014:
$6,165	5.000%, 4/01/38	4/24 at 100.00	BBB-	$6,591,063
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB-	5,337,650
	Illinois State, General Obligation Bonds, February Series 2014:
4,100	5.250%, 2/01/31	2/24 at 100.00	BBB-	4,405,532
2,200	5.250%, 2/01/32	2/24 at 100.00	BBB-	2,358,972
2,435	5.250%, 2/01/33	2/24 at 100.00	BBB-	2,609,736
6,000	5.000%, 2/01/39	2/24 at 100.00	BBB-	6,380,760
1,785	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB-	2,174,862
	Illinois State, General Obligation Bonds, November Series 2016:
3,100	5.000%, 11/01/35	11/26 at 100.00	BBB-	3,516,051
3,000	5.000%, 11/01/37	11/26 at 100.00	BBB-	3,396,840
2,400	5.000%, 11/01/40	11/26 at 100.00	BBB-	2,710,512
5,795	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB-	6,659,904
3,800	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB-	4,398,424
5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB-	5,732,100
5,350	Illinois State, General Obligation Bonds, Refunding April Series 2019B, 5.125%, 9/01/26	No Opt. Call	BBB-	6,121,042
27,215	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB-	28,759,451
7,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	A1	7,523,035
2,755	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A1	3,061,411
560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0052, 17.657%, 1/01/38, 144A (IF)	1/23 at 100.00	A1	644,448
2,500	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/23 – NPFG Insured	No Opt. Call	Aa2	2,443,375
13,785	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BB+	14,009,695
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BB+	2,540,750
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BB+	5,887,188
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
15,000	4.000%, 6/15/50	12/29 at 100.00	BB+	15,944,250
7,945	5.000%, 6/15/50	12/29 at 100.00	BB+	9,031,955
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
23,110	0.000%, 12/15/52	No Opt. Call	BB+	7,867,568
2,455	5.000%, 6/15/53	12/25 at 100.00	BB+	2,676,490
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured	No Opt. Call	BB+	23,665,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A:
$145	5.500%, 6/15/29 (Pre-refunded 6/15/25) – NPFG Insured	No Opt. Call	Baa2 (4)	$162,175
2,680	5.500%, 6/15/29 – NPFG Insured	No Opt. Call	BB+	3,065,920
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
2,195	5.700%, 6/15/24 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	2,258,348
7,305	5.700%, 6/15/24	6/22 at 101.00	BB+	7,515,822
8,400	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	BB+	6,726,552
7,940	0.000%, 6/15/33 – NPFG Insured	No Opt. Call	BB+	5,863,849
450	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BB+	317,115
12,500	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BB+	8,669,500
10,620	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BB+	7,239,229
11,505	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BB+	7,577,768
65,000	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BB+	39,887,250
38,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	BB+	22,017,172
3,720	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BB+	2,062,442
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
480	5.000%, 10/01/25	10/22 at 100.00	Baa1	488,784
400	5.000%, 10/01/26	10/22 at 100.00	Baa1	407,092
11,690	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 5.000%, 1/01/37	1/28 at 100.00	AA-	13,615,343
3,815	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	3,872,607
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/32	10/23 at 100.00	Baa1	1,694,487
11,350	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured	No Opt. Call	A2	11,014,834
708,000	Total Illinois			646,302,688
	Indiana – 3.1% (2.0% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	Aa3	1,887,093
2,705	0.000%, 2/01/25	No Opt. Call	Aa3	2,558,714
4,400	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured	No Opt. Call	Baa2	4,291,320
1,230	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	1,248,573
1,815	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	1,909,924
9,300	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A, 5.000%, 10/01/44 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (4)	9,926,355

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A:
$5,380	5.000%, 7/01/44 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	BBB+ (4)	$5,682,840
5,100	5.000%, 7/01/48 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	BBB+ (4)	5,387,079
5,370	5.250%, 1/01/51 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	BBB+ (4)	5,691,072
13,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	A+	14,220,960
5,100	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Series 2019I-1, 5.000%, 1/01/44	1/30 at 100.00	A	6,156,567
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA-	9,410,200
1,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	1,024,780
1,250	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (AMT)	11/23 at 100.00	N/R	1,330,863
830	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	912,801
68,430	Total Indiana			71,639,141
	Iowa – 0.2% (0.1% of Total Investments)
1,255	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	1,335,395
1,710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	1,809,197
1,900	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012, 5.000%, 9/01/43 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (4)	2,023,994
4,865	Total Iowa			5,168,586
	Kansas – 0.1% (0.1% of Total Investments)
2,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28	5/22 at 100.00	AA	2,026,160
335	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	3/22 at 100.00	BBB	335,080
2,335	Total Kansas			2,361,240
	Kentucky – 2.0% (1.3% of Total Investments)
	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016:
5,000	5.375%, 2/01/36	2/26 at 100.00	BB+	5,591,250
435	5.500%, 2/01/44	2/26 at 100.00	BB+	486,282
	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015:
500	5.750%, 11/15/45	11/25 at 100.00	N/R	510,845
2,250	5.750%, 11/15/50	11/25 at 100.00	N/R	2,292,593
19,575	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/49	8/29 at 100.00	BBB+	22,877,890

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$5,070	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	$5,574,718
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C:
1,335	6.750%, 7/01/43 (7)	7/31 at 100.00	Baa2	1,618,848
2,295	6.875%, 7/01/46 (7)	7/31 at 100.00	Baa2	2,789,297
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, First Tier Series 2013A:
3,080	5.750%, 7/01/49 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	3,290,241
615	6.000%, 7/01/53 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	658,862
215	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A, 4.000%, 10/01/29	10/22 at 100.00	A+	218,416
40,370	Total Kentucky			45,909,242
	Louisiana – 2.0% (1.3% of Total Investments)
5,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46	5/27 at 100.00	A3	5,726,650
18,525	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A3	20,656,672
6,400	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	6,693,952
	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Refunding Series 2015A:
10	5.000%, 7/01/39 (Pre-refunded 7/01/25)	7/25 at 100.00	N/R (4)	11,272
1,450	5.000%, 7/01/39	7/25 at 100.00	A	1,605,657
1,060	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,120,664
2,235	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	2,359,825
5,100	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/45 (AMT)	1/25 at 100.00	A-	5,524,269
2,560	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44 (Pre-refunded 6/01/24)	6/24 at 100.00	A (4)	2,788,019
42,340	Total Louisiana			46,486,980
	Maine – 0.4% (0.2% of Total Investments)
4,965	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	Ba1	5,566,857
2,750	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	A+	3,242,965
7,715	Total Maine			8,809,822
	Maryland – 0.5% (0.3% of Total Investments)
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%, 12/01/31 (5)	3/22 at 100.00	N/R	1,200,000

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$7,145	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	$8,368,510
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45 (Pre-refunded 7/01/24)	7/24 at 100.00	A3 (4)	2,186,460
355	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	386,364
11,500	Total Maryland			12,141,334
	Massachusetts – 1.2% (0.8% of Total Investments)
475	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	527,768
1,525	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 4.500%, 1/01/45	1/25 at 100.00	Baa2	1,619,138
12,930	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J, Series 2016, 3.500%, 7/01/33 (AMT)	7/24 at 100.00	A	13,017,278
7,000	Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%, 7/01/46 (AMT)	7/31 at 100.00	AA-	8,559,040
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)	5/23 at 100.00	Aa2 (4)	4,808,930
26,490	Total Massachusetts			28,532,154
	Michigan – 1.4% (0.9% of Total Investments)
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
795	6.000%, 10/01/33	10/23 at 100.00	N/R	812,061
1,250	6.000%, 10/01/43	10/23 at 100.00	N/R	1,272,213
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)	No Opt. Call	AA	17,831,550
1,930	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	1,968,581
5	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 4.500%, 7/01/35 – NPFG Insured	3/22 at 100.00	A2	5,019
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A2	3,517,230
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – FGIC Insured	3/22 at 100.00	A2	5,020
2,000	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Series 2014A, 5.000%, 7/01/47	7/24 at 100.00	A1	2,164,000
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 – NPFG Insured	7/24 at 100.00	A2	1,083,990
1,350	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	1,651,117
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37	12/22 at 100.00	A-	2,069,620
28,335	Total Michigan			32,380,401

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 0.8% (0.5% of Total Investments)
$700	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	$741,993
1,500	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 102.00	BB+	1,551,270
795	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/36	7/24 at 102.00	N/R	842,310
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A:
750	5.750%, 9/01/46	9/26 at 100.00	BB+	839,678
4,000	6.000%, 9/01/51	9/26 at 100.00	BB+	4,511,680
5,265	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/33	7/25 at 100.00	A	5,863,578
4,250	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	3/22 at 100.00	N/R	4,259,562
17,260	Total Minnesota			18,610,071
	Missouri – 3.6% (2.2% of Total Investments)
1,400	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2 (4)	1,441,678
1,025	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	Ba1	1,100,747
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
19,950	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A-	23,127,237
13,000	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A-	15,077,400
135	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	138,197
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	A2	10,510,498
650	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B, 5.000%, 2/01/40, 144A	2/28 at 100.00	N/R	649,538
1,000	Liberty Public School District 53, Clay County, Missouri, Lease Participation Certificates, School Boards Association, Series 2014, 5.000%, 4/01/31	4/22 at 100.00	AA-	1,007,020
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
1,205	5.125%, 6/01/25, 144A	No Opt. Call	N/R	1,243,391
3,810	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	3,892,829
3,695	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	3,790,811

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A:
$1,590	5.000%, 6/01/30	6/23 at 100.00	A1	$1,675,701
2,700	5.000%, 6/01/33	6/23 at 100.00	A1	2,845,530
665	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	700,983
505	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	537,795
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
50	5.000%, 11/15/44	11/23 at 100.00	A2	53,208
6,930	5.000%, 11/15/48	11/23 at 100.00	A2	7,360,561
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F, 5.000%, 11/15/45	11/24 at 100.00	A+	2,187,420
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
1,275	5.000%, 11/15/41	11/25 at 100.00	N/R	1,364,148
1,105	5.000%, 11/15/46	11/25 at 100.00	N/R	1,176,958
430	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	452,614
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A:
450	5.000%, 12/01/35	12/25 at 100.00	N/R	484,852
130	5.125%, 12/01/45	12/25 at 100.00	N/R	139,190
895	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	Ba1	960,550
700	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	684,285
77,300	Total Missouri			82,603,141
	Nebraska – 0.6% (0.4% of Total Investments)
580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	645,146
	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014:
1,930	5.000%, 5/15/27	5/24 at 100.00	A-	2,082,489
3,000	5.000%, 5/15/36	5/24 at 100.00	A-	3,229,980
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
4,070	5.000%, 11/01/45	11/25 at 100.00	A	4,527,143
2,110	5.000%, 11/01/48	11/25 at 100.00	A	2,346,995
11,690	Total Nebraska			12,831,753

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada – 0.2% (0.1% of Total Investments)
$4,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/39	12/24 at 100.00	AA	$4,381,280
	New Jersey – 6.2% (3.9% of Total Investments)
365	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	Ba1	386,356
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (AMT)	1/24 at 100.00	BBB+	1,179,134
17,580	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31 (Pre-refunded 12/15/26)	12/26 at 100.00	BBB (4)	20,951,141
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA:
1,000	5.000%, 6/15/36	12/26 at 100.00	BBB	1,143,450
10,000	5.000%, 6/15/41	12/26 at 100.00	BBB	11,357,800
2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/35	6/27 at 100.00	BBB	2,296,580
15,040	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EEE, 5.000%, 6/15/48	12/28 at 100.00	BBB	17,391,654
1,120	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	BBB+ (4)	1,183,213
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	3/22 at 100.00	BB+	601,752
405	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BB-	449,995
5,600	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A, 4.000%, 6/01/31	No Opt. Call	BBB+	6,502,104
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
3,130	0.000%, 12/15/28	No Opt. Call	BBB	2,675,180
3,000	0.000%, 12/15/31	No Opt. Call	BBB	2,322,510
12,715	0.000%, 12/15/33	No Opt. Call	BBB	9,133,439
610	0.000%, 12/15/34	No Opt. Call	BBB	420,693
2,480	0.000%, 12/15/40	No Opt. Call	BBB	1,340,018
6,135	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Forward Delivery Series 2022A, 4.000%, 6/15/46	12/31 at 100.00	N/R	6,682,671
10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/33 – AGM Insured	No Opt. Call	BBB+	7,519,000
19,175	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2008A, 0.000%, 12/15/35	No Opt. Call	BBB	12,666,238
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	BBB	8,452,350
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	BBB	5,543,400
6,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.000%, 6/15/45	6/25 at 100.00	BBB	6,959,711

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$2,880	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A, 4.000%, 6/15/35	6/31 at 100.00	BBB	$3,226,464
1,595	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46	6/28 at 100.00	BBB+	1,791,297
10,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	11,138,800
152,835	Total New Jersey			143,314,950
	New Mexico – 0.4% (0.3% of Total Investments)
4,185	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A, 5.000%, 8/01/44	8/29 at 100.00	Aa3	5,077,786
4,180	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.750%, 5/01/30, 144A	3/22 at 102.00	N/R	4,228,154
8,365	Total New Mexico			9,305,940
	New York – 19.5% (12.3% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
3,400	0.000%, 7/15/44	No Opt. Call	Ba1	1,696,634
12,020	0.000%, 7/15/46	No Opt. Call	Ba1	5,503,838
450	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35	7/25 at 100.00	BBB	489,834
200	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	BB	214,178
	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A:
220	5.000%, 7/01/50 (Pre-refunded 7/01/25)	7/25 at 100.00	N/R (4)	247,592
2,950	5.000%, 7/01/50	7/25 at 100.00	BBB+	3,278,217
15,270	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/46, 144A	12/26 at 100.00	BB-	16,545,045
27,715	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A, 4.000%, 3/15/38	3/31 at 100.00	AA+	31,580,965
81,270	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A	3/22 at 16.99	N/R	12,132,798
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	A	3,266,700
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A:
135	5.000%, 9/01/42	9/22 at 100.00	A	138,306
1,990	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	2,041,919
3,875	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	3,976,099
6,280	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55	5/30 at 100.00	BBB+	7,425,786
4,210	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B, 5.000%, 11/15/34	11/26 at 100.00	BBB+	4,751,827

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015F, 5.000%, 11/15/35	11/25 at 100.00	BBB+	$1,106,860
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 5.000%, 11/15/32	5/28 at 100.00	BBB+	5,797,050
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/38	5/23 at 100.00	BBB+	2,606,625
6,095	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.000%, 11/15/38	11/23 at 100.00	BBB+	6,454,666
4,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series FF, 5.000%, 6/15/41	6/30 at 100.00	AA+	5,401,660
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series GG-1:
11,000	4.000%, 6/15/50	6/30 at 100.00	AA+	12,278,200
19,335	5.000%, 6/15/50	6/30 at 100.00	AA+	23,361,514
19,305	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Serries BB-1, 5.000%, 6/15/49	12/29 at 100.00	AA+	23,320,440
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-2, 4.000%, 6/15/42	12/30 at 100.00	AA+	5,684,250
24,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2022 Series BB-1, 4.000%, 6/15/45	12/31 at 100.00	AA+	27,385,920
5,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/45	7/28 at 100.00	Aa3	5,981,750
4,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36	7/28 at 100.00	Aa3	5,358,547
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	10,479,400
10,000	New York City, New York, Educational Construction Fund Revenue Bonds, Series 2021B, 5.000%, 4/01/46	4/31 at 100.00	AA-	12,155,700
10,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1, 5.000%, 3/01/43	3/31 at 100.00	AA-	12,222,100
63,090	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	67,853,926
5,200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	5,674,084
5,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A, 5.000%, 1/01/51	1/26 at 100.00	A-	5,596,350
3,450	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020E, 4.000%, 3/15/39	3/30 at 100.00	AA+	3,880,457
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,800	4.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	1,871,046
10,680	5.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	11,389,793
16,810	5.000%, 7/01/46 (AMT)	7/24 at 100.00	Baa3	17,964,006
29,150	5.250%, 1/01/50 (AMT)	7/24 at 100.00	Baa3	31,089,641

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
$2,565	5.000%, 8/01/26 (AMT)	2/22 at 100.00	B-	$2,590,881
16,200	5.000%, 8/01/31 (AMT)	2/22 at 100.00	B-	16,363,458
4,530	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, 5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	5,216,114
4,350	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 5.000%, 1/01/31 (AMT)	1/28 at 100.00	BB+	5,042,128
2,100	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 5.000%, 10/01/35 (AMT)	10/30 at 100.00	BB+	2,494,170
10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.250%, 10/15/57	4/27 at 100.00	A+	11,796,300
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50	5/25 at 100.00	AA-	2,754,625
6,945	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49	11/30 at 100.00	AA-	8,455,746
484,430	Total New York			452,917,145
	North Carolina – 0.1% (0.1% of Total Investments)
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/31 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (4)	3,395,997
	North Dakota – 2.0% (1.3% of Total Investments)
2,455	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021, 4.000%, 12/01/46	12/31 at 100.00	BBB-	2,733,618
39,670	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/53	6/28 at 100.00	BBB-	44,819,166
42,125	Total North Dakota			47,552,784
	Ohio – 2.6% (1.6% of Total Investments)
800	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (4)	809,192
8,015	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	8,656,841
20,215	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	22,235,287
2,550	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29	No Opt. Call	N/R	2,501,066
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (5)	No Opt. Call	N/R	1,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$10	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	3/22 at 100.00	CCC+	$10,038
6,945	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2020A, 5.000%, 1/15/50	1/30 at 100.00	A	8,225,658
2,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.250%, 2/15/33	2/23 at 100.00	A+	2,089,920
3,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (5)	No Opt. Call	N/R	3,750
13,350	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	13,458,135
2,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	2,520,250
60,385	Total Ohio			60,511,387
	Oklahoma – 2.6% (1.6% of Total Investments)
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
3,515	5.250%, 8/15/43	8/28 at 100.00	BB+	4,193,325
11,870	5.250%, 8/15/48	8/28 at 100.00	BB+	14,110,818
10,570	5.500%, 8/15/52	8/28 at 100.00	BB+	12,703,132
22,735	5.500%, 8/15/57	8/28 at 100.00	BB+	27,277,226
2,055	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.375%, 6/01/33 (Pre-refunded 6/01/23) (AMT)	6/23 at 100.00	Baa1 (4)	2,174,806
50,745	Total Oklahoma			60,459,307
	Oregon – 0.1% (0.0% of Total Investments)
1,270	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 5.000%, 5/01/40 (Pre-refunded 5/01/22)	5/22 at 100.00	BBB (4)	1,283,945
	Pennsylvania – 5.1% (3.2% of Total Investments)
380	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	385,738
1,355	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	1,511,381
10,650	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	10,750,323
32,785	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (5)	No Opt. Call	N/R	40,981
1,030	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	1,029,320

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
$7,480	5.000%, 11/01/47	11/27 at 100.00	B+	$7,948,846
16,190	5.000%, 11/01/50	11/27 at 100.00	B+	17,153,305
2,950	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/35	6/28 at 100.00	A	3,480,381
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
205	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (4)	227,027
845	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (4)	935,795
1,030	5.000%, 1/01/38	1/25 at 100.00	N/R	1,115,500
6,335	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%, 2/15/45	2/27 at 100.00	A1	7,330,609
22,875	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%, 4/01/39	4/30 at 100.00	A1	25,888,781
3,435	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2021, 5.000%, 11/01/46	11/29 at 100.00	A2	4,111,420
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
6,190	5.250%, 1/15/36	1/25 at 100.00	Ba1	6,899,126
3,535	5.250%, 1/15/45	1/25 at 100.00	Ba1	3,940,677
2,206	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23	3/22 at 100.00	N/R	551,431
817	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	204,424
4,135	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	4,360,647
11,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC	8,626,733
1,085	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	1,242,705
5,660	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	6,283,958
3,170	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1, 5.000%, 12/01/46	12/25 at 100.00	A3	3,548,847
1,255	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28	5/24 at 100.00	BB+	1,271,666
147,348	Total Pennsylvania			118,839,621
	Puerto Rico – 5.5% (3.5% of Total Investments)
1,805	Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged From Cusip 74529JAP0, 0.000%, 8/01/54	No Opt. Call	N/R	434,030

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$26,925	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	$31,610,758
250	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A, 5.000%, 7/01/28, 144A	No Opt. Call	N/R	300,262
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B:
1,595	5.000%, 7/01/28, 144A	No Opt. Call	N/R	1,915,659
5,785	5.000%, 7/01/37, 144A	7/31 at 100.00	N/R	7,110,459
5,255	4.000%, 7/01/47, 144A	7/31 at 100.00	N/R	5,830,527
215	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	N/R	222,880
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
15,985	0.000%, 7/01/46	7/28 at 41.38	N/R	5,209,831
24,954	0.000%, 7/01/51	7/28 at 30.01	N/R	5,876,667
62,339	5.000%, 7/01/58	7/28 at 100.00	N/R	69,446,893
493	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53	7/28 at 100.00	N/R	536,241
145,601	Total Puerto Rico			128,494,207
	Rhode Island – 0.2% (0.1% of Total Investments)
21,570	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	2/22 at 16.68	CCC-	3,667,116
	South Carolina – 2.7% (1.7% of Total Investments)
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
1,220	0.000%, 1/01/23 – FGIC Insured	No Opt. Call	A-	1,208,447
21,570	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A-	17,994,772
5,560	0.000%, 1/01/31 – AGC Insured	No Opt. Call	A3	4,537,349
10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	A-	11,528,600
7,110	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A, 4.000%, 12/01/40	12/30 at 100.00	A-	8,077,458
6,930	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/39	12/24 at 100.00	A-	7,881,628
9,155	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	A-	10,310,727
61,545	Total South Carolina			61,538,981
	South Dakota – 0.2% (0.1% of Total Investments)
4,455	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	4,858,534

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – 1.1% (0.7% of Total Investments)
$8,890	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	$9,253,334
4,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	4,373,520
1,665	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	1,959,156
2,395	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	Baa3	2,612,370
2,540	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.500%, 6/15/37, 144A (5)	6/27 at 100.00	N/R	1,397,000
5,830	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019A, 5.000%, 7/01/54	7/30 at 100.00	A2	6,933,969
25,320	Total Tennessee			26,529,349
	Texas – 14.1% (8.9% of Total Investments)
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
165	5.000%, 12/01/36	12/26 at 100.00	BBB-	186,321
130	5.000%, 12/01/46	12/26 at 100.00	BBB-	145,018
760	5.000%, 12/01/51	12/26 at 100.00	BBB-	846,898
885	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	9/23 at 103.00	N/R	934,109
750	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	9/23 at 103.00	N/R	790,613
	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding & Improvement Series 2015:
3,135	5.250%, 12/01/35	12/25 at 100.00	BB	3,383,386
3,340	5.000%, 12/01/40	12/25 at 100.00	BB	3,534,087
1,005	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	1,046,697
1,775	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	1,846,497
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,000	5.000%, 1/01/40 (Pre-refunded 7/01/25)	7/25 at 100.00	Baa1 (4)	2,252,260
3,625	5.000%, 1/01/45 (Pre-refunded 7/01/25)	7/25 at 100.00	Baa1 (4)	4,082,221
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
530	6.250%, 9/01/35	9/23 at 103.00	N/R	569,093
505	6.500%, 9/01/46	9/23 at 103.00	N/R	541,931
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C, 5.000%, 11/01/38 (Pre-refunded 11/01/22) (AMT)	11/22 at 100.00	A (4)	4,128,440

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa2	$1,024,820
2,335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Frst Tier Series 2013A, 5.125%, 10/01/43	10/23 at 100.00	BBB	2,479,210
17,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.250%, 10/01/51 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	18,214,990
4,410	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%, 10/01/48	4/28 at 100.00	AA	5,269,641
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 18.078%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF) (8)	10/23 at 100.00	AA (4)	1,447,230
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	3/22 at 100.00	B3	10,012,500
3,480	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015, 5.000%, 12/01/45	6/25 at 100.00	AA	3,863,635
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
295	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	134,455
590	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	255,671
1,000	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	411,800
2,000	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	783,100
2,600	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	963,456
4,180	0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	1,007,756
6,170	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	BB+	3,006,209
4,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	2,175,086
40,500	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A, 0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A2	16,531,695
3,855	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series 2012A, 5.000%, 7/01/32 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	A (4)	3,926,433
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	B	2,159,040
235	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	B	248,844
2,845	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)	No Opt. Call	B-	3,231,266
335	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Series 2021A, 4.000%, 7/01/41 (AMT)	7/29 at 100.00	B-	348,956
22,130	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41 (AMT)	7/29 at 100.00	B-	23,056,583
3,750	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)	No Opt. Call	B-	4,261,463

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$5,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2020C, 4.000%, 11/15/43	11/30 at 100.00	Aa2	$5,746,750
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
28,305	0.000%, 9/01/28 – AMBAC Insured	No Opt. Call	A	24,282,576
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	4,025,200
5,765	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	4,484,248
6,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2001B, 5.500%, 12/01/29 – NPFG Insured (ETM)	No Opt. Call	AA+ (4)	7,325,760
7,500	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A, 5.750%, 12/01/32 – AGM Insured (ETM)	No Opt. Call	A2 (4)	10,510,575
720	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/35	8/25 at 100.00	A-	800,964
2,750	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/40	5/25 at 100.00	A	3,042,160
2,505	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (AMT)	No Opt. Call	A	2,991,872
8,630	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31 (AMT), 144A	2/22 at 105.00	BB-	9,075,739
15,329	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (AMT), 144A (5), (6)	1/26 at 102.00	N/R	393,446
150	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series, 5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (4)	172,032
565	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (4)	647,987
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
6,330	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	8,520,686
9,130	6.750%, 9/01/45 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (4)	13,170,664
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I:
2,555	6.200%, 1/01/42 (Pre-refunded 1/01/25) – AGC Insured	1/25 at 100.00	A1 (4)	2,925,398
7,000	6.500%, 1/01/43 (Pre-refunded 1/01/25)	1/25 at 100.00	A+ (4)	8,061,760
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	A1	9,014,300
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
2,870	5.000%, 1/01/40	1/23 at 100.00	A+	2,978,601
4,880	5.000%, 1/01/45	1/25 at 100.00	A+	5,341,111

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
$7,855	5.000%, 1/01/33	1/25 at 100.00	A	$8,644,349
2,205	5.000%, 1/01/34	1/25 at 100.00	A	2,425,257
1,000	5.000%, 1/01/35	1/25 at 100.00	A	1,099,290
2,345	5.000%, 1/01/38	1/25 at 100.00	A	2,573,614
1,570	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/34	2/24 at 100.00	Ba1	1,649,207
13,000	San Antonio, Texas, Electric and Gas Systems Revenue Bonds, Refunding Junior Lien Series 2021A, 5.000%, 2/01/46	2/31 at 100.00	A+	15,922,270
1,305	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A-	1,484,281
2,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	2,190,680
5,355	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A3 (4)	5,484,163
13,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39	8/30 at 100.00	A3	15,959,580
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C:
4,000	5.000%, 8/15/32	8/24 at 100.00	Baa1	4,365,000
1,875	5.000%, 8/15/37	8/24 at 100.00	Baa1	2,046,525
3,600	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A3	3,418,380
5,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/37	10/27 at 100.00	AAA	5,621,800
1,200	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)	3/22 at 100.00	N/R (4)	1,210,992
355,314	Total Texas			326,708,627
	Utah – 0.2% (0.1% of Total Investments)
2,030	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39 (AMT), 144A (5)	12/27 at 100.00	N/R	1,634,475
3,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/48 (AMT)	7/28 at 100.00	A	3,515,610
5,030	Total Utah			5,150,085
	Virginia – 0.6% (0.4% of Total Investments)
540	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45 (Pre-refunded 3/01/25), 144A	3/25 at 100.00	N/R (4)	608,105
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (4)	1,859,184

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing, OPCO LLC Project, Senior Lien Series 2012:
$1,885	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB-	$1,921,286
4,480	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB-	4,574,215
3,810	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB-	3,880,256
12,515	Total Virginia			12,843,046
	Washington – 1.4% (0.9% of Total Investments)
1,100	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured	3/22 at 100.00	AAA	1,189,969
6,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/38 (UB) (8)	7/25 at 100.00	AA-	6,697,020
6,065	Washington Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Refunding Series 2015, 4.000%, 7/01/36	7/25 at 100.00	Baa1	6,452,796
3,300	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center Alliance, Series 2020, 5.000%, 9/01/50	9/30 at 100.00	A2	3,997,224
2,185	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2 (4)	2,249,305
9,435	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Subordinate Series 2021B. Exchange Purchase, 4.000%, 7/01/43	7/31 at 100.00	BB+	10,409,541
1,410	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%, 12/01/24 – NPFG Insured	No Opt. Call	AA+	1,360,199
29,495	Total Washington			32,356,054
	West Virginia – 0.5% (0.3% of Total Investments)
5,160	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	5,480,023
5,000	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/47	6/27 at 100.00	A	5,731,300
10,160	Total West Virginia			11,211,323
	Wisconsin – 1.4% (0.9% of Total Investments)
1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36, 144A	5/26 at 100.00	N/R	1,043,870
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
5,375	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	5,288,140
4,430	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	4,332,629

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$80	0.000%, 1/01/47, 144A (5)	No Opt. Call	N/R	$2,347
70	0.000%, 1/01/48, 144A (5)	No Opt. Call	N/R	2,006
69	0.000%, 1/01/49, 144A (5)	No Opt. Call	N/R	1,919
66	0.000%, 1/01/50, 144A (5)	No Opt. Call	N/R	1,774
65	0.000%, 1/01/51, 144A (5)	No Opt. Call	N/R	1,704
85	0.000%, 1/01/52, 144A (5)	No Opt. Call	N/R	2,116
84	0.000%, 1/01/53, 144A (5)	No Opt. Call	N/R	2,037
81	0.000%, 1/01/54, 144A (5)	No Opt. Call	N/R	1,905
79	0.000%, 1/01/55, 144A (5)	No Opt. Call	N/R	1,816
78	0.000%, 1/01/56, 144A (5)	No Opt. Call	N/R	1,739
4,002	5.500%, 7/01/56, 144A (5)	3/28 at 100.00	N/R	2,838,312
86	0.000%, 1/01/57, 144A (5)	No Opt. Call	N/R	1,865
84	0.000%, 1/01/58, 144A (5)	No Opt. Call	N/R	1,766
81	0.000%, 1/01/59, 144A (5)	No Opt. Call	N/R	1,679
80	0.000%, 1/01/60, 144A (5)	No Opt. Call	N/R	1,585
79	0.000%, 1/01/61, 144A (5)	No Opt. Call	N/R	1,512
76	0.000%, 1/01/62, 144A (5)	No Opt. Call	N/R	1,426
75	0.000%, 1/01/63, 144A (5)	No Opt. Call	N/R	1,360
73	0.000%, 1/01/64, 144A (5)	No Opt. Call	N/R	1,300
72	0.000%, 1/01/65, 144A (5)	No Opt. Call	N/R	1,233
78	0.000%, 1/01/66, 144A (5)	No Opt. Call	N/R	1,260
935	0.000%, 1/01/67, 144A (5)	No Opt. Call	N/R	14,061
1,200	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,226,772
1,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	Baa3	1,092,320
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012:
2,105	5.000%, 6/01/32	6/22 at 100.00	A3	2,134,638
2,500	5.000%, 6/01/39	6/22 at 100.00	A3	2,533,425
1,120	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 5.250%, 10/01/39	10/22 at 102.00	N/R	1,151,954
4,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,354,320
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
1,415	5.000%, 7/01/27	7/24 at 100.00	A	1,537,369
1,310	5.000%, 7/01/29	7/24 at 100.00	A	1,421,979

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$3,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A	$3,245,250
34,933	Total Wisconsin			32,249,388
$3,740,223	Total Municipal Bonds (cost $3,286,678,321)			3,612,198,175

Shares	Description (1)	Value
	COMMON STOCKS – 2.5% (1.6% of Total Investments)
	Electric Utilities – 2.5% (1.6% of Total Investments)
1,189,215	Energy Harbor Corp (9), (10), (11)	$57,825,579
	Total Common Stocks (cost $33,900,553)	57,825,579

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 0.1% (0.0% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc	$95,243
26,880	BNY Mellon Strategic Municipals Inc	209,933
30,000	Invesco Municipal Opportunity Trust	381,900
43,020	Invesco Trust for Investment Grade Municipals	537,320
43,420	PIMCO Municipal Income Fund II	588,775
	Total Investment Companies (cost $1,790,280)	1,813,171

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Consumer Discretionary – 0.0% (0.0% of Total Investments)
$346	Lombard Starwood Westin Hotel Conference Center and Hotel Project Revenue Bonds (cash 7.500%, PIK 7.500%)	7.500%	12/31/23	N/R	$345,963
$346	Total Corporate Bonds (cost $345,963)				345,963
	Total Long-Term Investments (cost $3,322,715,117)				3,672,182,888
	Floating Rate Obligations – (0.6)%				(14,400,000)
	MuniFund Preferred Shares, net of deferred offering costs – (27.6)% (12)				(640,056,049)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (31.1)% (13)				(722,814,946)
	Other Assets Less Liabilities – 1.2%				27,713,945
	Net Assets Applicable to Common Shares – 100%				$2,322,625,838

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$3,611,711,075	$487,100	$3,612,198,175
Common Stocks	—	57,825,579	—	57,825,579
Investment Companies	1,813,171	—	—	1,813,171
Corporate Bonds	—	345,963	—	345,963
Total	$1,813,171	$3,669,882,617	$487,100	$3,672,182,888

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(9)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 17.4%.
(13)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 19.7%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.